Income Taxes - Schedule Of Provision For Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Other taxes	$ 17	$ 16	$ 13
Current income tax	1,879	2,906	1,848
Deferred
Deferred corporate income tax	267	302	399
Deferred income tax	53	(139)	399
Income tax	1,932	2,767	2,247
North America
Current
Current corporate income tax	1,853	2,789	1,841
North Sea
Current
Current corporate income tax	(6)	69	7
Current PRT - North Sea	(58)	(42)	(34)
Deferred
Deferred PRT – North Sea	(214)	(441)	0
Offshore Africa
Current
Current corporate income tax	$ 73	$ 74	$ 21